Annual Total Returns[BarChart] - Conservative Allocation Portfolio - Conservative Allocation Portfolio	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	9.25%	9.06%	6.91%	0.20%	6.02%	10.89%	(2.98%)	15.83%	11.73%